Fees Summary	Aug. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 387,092,233.70
Total Fee Amount	53,457.44
Total Offset Amount	0.00
Net Fee	$ 53,457.44
Offering Table N/A
Offset Table N/A	N/A